Barrett Opportunity Fund
Schedule of Investments
November 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.62%
	Administrative and Support Services - 0.50%
1,000	Fleetcor Technologies, Inc.	265,210
	Ambulatory Health Care Services- 0.06%
1,861	Viatris, Inc.	31,302
	Beverage and Tobacco Product Manufacturing - 2.70%
10,000	PepsiCo., Inc.	1,442,300
	Building Material and Garden Equipment - 2.07%
4,000	The Home Depot, Inc.	1,109,640
	Chemical Manufacturing - 8.04%
12,000	Abbott Laboratories	1,298,640
12,000	AbbVie, Inc.	1,254,960
4,000	International Flavors & Fragrances, Inc.	448,400
5,000	Johnson & Johnson	723,400
15,000	Pfizer, Inc.	574,650
		4,300,050
	Computer and Electronic Product Manufacturing - 17.27%
1,750	Alphabet, Inc. - Class C (a)	3,081,295
38,000	Apple, Inc. (b)	4,523,900
3,500	Thermo Fisher Scientific, Inc.	1,627,430
		9,232,625
	Credit Intermediation and Related Activities - 11.30%
154,471	The Bank of New York Mellon Corp. (b)	6,042,906
	Data Processing, Hosting and Related Services - 6.82%
15,000	Automatic Data Processing, Inc.	2,608,200
7,000	Fidelity National Information Services, Inc.	1,038,870
		3,647,070
	Electrical Equipment, Appliance, and Component - 9.91%
102,854	Koninklijke Philips Electronics NV - NY Registered Shares - ADR	5,299,038
	Merchant Wholesalers, Durable Goods - 2.98%
70,000	Jefferies Financial Group, Inc.	1,591,100
	Motor Vehicle and Parts Dealers - 5.23%
21,825	Murphy USA, Inc. (a)	2,797,965
	Nonmetallic Mineral Product Manufacturing - 1.61%
5,000	3M Co.	863,650
	Oil and Gas Extraction - 6.02%
95,100	Royal Dutch Shell PLC - Class A - ADR	3,218,184
	Petroleum and Coal Products Manufacturing - 1.14%
60,600	Murphy Oil Corp.	609,636
	Publishing Industries (except Internet) - 7.01%
17,500	Microsoft Corp.	3,746,225
	Transportation Equipment Manufacturing - 12.96%
46,400	General Dynamics Corp. (b)	6,929,840
	Total Common Stocks (Cost $11,003,719)	51,126,741

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.90%
	Real Estate - 2.90%
54,985	Rayonier, Inc.	1,548,927
	Total Real Estate Investment Trusts (Cost $323,589)	1,548,927

	SHORT-TERM INVESTMENTS - 1.68%
	Money Market Funds - 1.68%
896,387	Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.01% (c)	896,387
	Total Short-Term Investments (Cost $896,387)	896,387

	Total Investments (Cost $12,223,695) - 100.20%	53,572,055
	Liabilities in Excess of Other Assets - (0.20)%	(105,966)
	Total Net Assets - 100.00%	$53,466,089

Percentages stated are a percentage of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	A portion of this security may be subject to call options written and is pledged as collateral for options written. The aggregate value of these securities as of November 30,
2020 was $2,154,700.
(c)	Rate shown is the 7-day effective yield as of November 30, 2020.

	SCHEDULE OF WRITTEN OPTIONS
Number of Contracts		Value
	Call Options
40	Apple, Inc.
	Expiration: January 2021, Exercise Price: $92.50	$115,040
200	Bank of New York Mellon Corp.
	Expiration: January 2021, Exercise Price: $50.00	1,000
60	General Dynamics Corp.
	Expiration: January 2021, Exercise Price: $205.00	450

	Total Options Written (Premiums Recevied $91,432)	$116,490

	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)

1) Investment Valuation
Equity securities, including common stocks and REITs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and / or redemption orders placed on that day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When prices are not readily available, or are determined not to reflect fair value, such as, when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and / or income approach, depending on the type of the security and the particular circumstance.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities.  The income approach uses valuation techniques to discount estimated future cash flows to present value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments as of the measurement date

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include listed equities, including common stocks and REITs, and certain money market securities, and are classified within Level 1.  Instruments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of November 30, 2020.  The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Common Stocks	$51,126,741	$-	$-	$51,126,741
REITs	1,548,927	-	-	1,548,927
Money Market Funds	896,387	-	-	896,387
Total Assets	$53,572,055	$-	$-	$53,572,055

Liabilities
Written Options	$(115,040)	$(1,450)	$-	$(116,490)

2) Options
GAAP requires enhanced disclosures about the Fund’s derivative activities, including how such activities are accounted for and their effect on the Fund’s financial position and results of operations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective.  The Fund enters into written call options to hedge against changes in the value of equities.  The Fund’s option component of the overall investment strategy is often referred to as a “buy-write” strategy (also called a “covered call” strategy), in which the Adviser (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised.

Derivative Instruments
The Fund may invest in derivative instruments. The use of derivatives included written options.

Statement of Assets & Liabilities -- Values of derivative instruments as of
November 30, 2020:

Liability Derivatives
Derivatives not	Statement of
accounted for as	Assets and
hedging instruments	Liabilities Location	Value
Equity Contracts - Options	Options written, at value	$116,490